Shareholder Fees - FidelityBlueChipValueFund-AMCIZPro - FidelityBlueChipValueFund-AMCIZPro - Fidelity Blue Chip Value Fund	Feb. 10, 2025
Fidelity Advisor Blue Chip Value Fund - Class M
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Fidelity Advisor Blue Chip Value Fund - Class C
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Fidelity Advisor Blue Chip Value Fund - Class I
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Fidelity Advisor Blue Chip Value Fund - Class Z
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Fidelity Advisor Blue Chip Value Fund - Class A
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	B On Class C shares redeemed less than one year after purchase.